Note 22 - Financial Instruments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 600
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	$ 7,455	$ 2,805
Measurement Input, Discount Rate [Member]
Servicing Asset, Measurement Input	0.121	0.117
Measurement Input, Discount Rate [Member] | Minimum [Member]
Servicing Asset, Measurement Input	0.05
Business Combination, Contingent Consideration, Liability, Measurement Input	0.035
Measurement Input, Discount Rate [Member] | Maximum [Member]
Servicing Asset, Measurement Input	0.07
Business Combination, Contingent Consideration, Liability, Measurement Input	0.103
Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.073